Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and due from banks	$ 19,111		$ 19,571		$ 19,919	$ 21,860
Federal funds sold, securities purchased under resale agreements and other short-term investments	270,130		258,429
Held-to-maturity Securities	80,197		55,483
Loans	916,559	[1]	862,551	[1]	822,286	$ 798,351	$ 769,631
Nonmarketable equity investments (cost method)	7,035		7,033
Financial liabilities
Deposits	1,223,312		1,168,310
Short-term borrowings	97,528		63,518		$ 53,883
Long-term debt	199,536		183,943
Capital Lease Obligations	8		9
Carrying amount [Member]
Financial assets
Cash and due from banks	19,111		19,571
Federal funds sold, securities purchased under resale agreements and other short-term investments	270,130		258,429
Held-to-maturity Securities	80,197		55,483
Mortgages held for sale	6,064		3,971
Loans held for sale	279		721
Loans	887,497		832,671
Nonmarketable equity investments (cost method)	7,035		7,033
Financial liabilities
Deposits	1,223,312		1,168,310
Short-term borrowings	97,528		63,518
Long-term debt	199,528		183,934
Estimated fair value [Member]
Financial assets
Cash and due from banks	19,111		19,571
Federal funds sold, securities purchased under resale agreements and other short-term investments	270,130		258,429
Held-to-maturity Securities	80,567		56,359
Mortgages held for sale	6,066		3,973
Loans held for sale	279		739
Loans	900,664		844,838
Nonmarketable equity investments (cost method)	7,904		8,377
Financial liabilities
Deposits	1,223,397		1,168,411
Short-term borrowings	97,528		63,518
Long-term debt	198,483		185,475
Loan Commitments And Standby, Commercial And Similar Letters of Credit	1,000		945
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	19,111		19,571
Federal funds sold, securities purchased under resale agreements and other short-term investments	14,057		8,991
Held-to-maturity Securities	45,167		41,548
Mortgages held for sale	0		0
Loans held for sale	0		0
Loans	0		0
Nonmarketable equity investments (cost method)	0		0
Financial liabilities
Deposits	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Estimated fair value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	255,911		249,438
Held-to-maturity Securities	32,052		9,021
Mortgages held for sale	5,019		2,875
Loans held for sale	279		739
Loans	60,848		60,052
Nonmarketable equity investments (cost method)	14		0
Financial liabilities
Deposits	1,194,781		1,132,845
Short-term borrowings	97,528		63,518
Long-term debt	188,015		174,996
Estimated fair value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	162		0
Held-to-maturity Securities	3,348		5,790
Mortgages held for sale	1,047		1,098
Loans held for sale	0		0
Loans	839,816		784,786
Nonmarketable equity investments (cost method)	7,890		8,377
Financial liabilities
Deposits	28,616		35,566
Short-term borrowings	0		0
Long-term debt	10,468		10,479
Finance Leases Financing Receivable [Member]
Financial assets
Loans	$ 12,367		$ 12,307

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.